As filed with the Securities and Exchange Commission on August 26, 2003
                                     Investment Company Act file number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: 12/31

Date of reporting period: June 30, 2003

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. for the period January 1, 2003 through June 30, 2003.


The Fund had net assets of $236,684,203 and 508 active shareholders as of June 30, 2003.


We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,






\s\Steven W. Duff

Steven W. Duff
President








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2003
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date       Yield    (Note 1)    Moody's   & Poor's
   ------                                                                         ----       -----     ------     -------   --------
Put Bonds (b) (9.28%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,475,000 California Department of Water Resources Power Supply Revenue
            Trust Receipts - Series L12
            Insured by FSA                                                      11/19/03     1.10%  $ 3,475,000   VMIG-1
  5,000,000 Houston, TX Independent School District
            (Limited Tax Schoolhouse)                                           06/03/04     1.08     4,998,621   VMIG-1      A1+
  2,995,000 Los Angeles, CA Convention & Exhibition Center Authority
            Lease RB - Series B-1
            Insured by AMBAC Indemnity Corp.                                    06/16/04     0.97     2,995,000   VMIG-1      A1+
  3,000,000 Metropolitan Government of Nashville & Davidson Counties, TN
            (Vanderbilt University) - Series 1985A                              01/15/04     1.15     3,000,000   VMIG-1      A1+
  4,000,000 Puerto Rico PFC P-Floats PA 843
            Insured by FSA                                                      01/08/04     1.20     4,000,000               A1+
  3,500,000 Richardson Independent School District
            (Unlimited Tax School Building Bond) - Series 2000                  04/01/04     1.35     3,500,000    MIG-1
-----------                                                                                         -----------
 21,970,000 Total Put Bonds                                                                          21,968,621
-----------                                                                                         -----------
Tax Exempt Commercial Paper (9.93%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 Los Angeles County, CA MTA (2nd Sales Revenue Notes) - Series A
            LOC Bayerische Landesbank/Landesbank Baden Wurtemburg/
            Westdeutsche Landesbank                                             07/09/03     1.00%  $ 5,000,000     P1        A1+
  5,000,000 Los Angeles County, CA MTA (2nd Sales Revenue Notes) - Series A
            LOC Bayerische Landesbank/Landesbank Baden Wurtemburg/
            Westdeutsche Landesbank                                             07/15/03     0.95     5,000,000     P1        A1+
  5,500,000 Regents of The University of California - Series A                  07/09/03     0.95     5,500,000     P1        A1+
  5,000,000 Regents of The University of California - Series A                  07/10/03     0.90     5,000,000     P1        A1+
  3,000,000 Sacramento Municipal Utilities - Series I
            LOC Bayerische Landesbank/Morgan Guaranty Trust Company/
            Westdeutsche Landesbank                                             08/29/03     0.95     3,000,000               A1+
-----------                                                                                         -----------
 23,500,000 Total Tax Exempt Commercial Paper                                                        23,500,000
-----------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (18.52%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 California ABN AMRO Municipal TOPS Certificate
            (Sequioa Union Single Asset) - Series 2003-2
            Insured by MBIA Insurance Corp.                                     04/01/04     1.19%  $ 5,000,000   VMIG-1
  4,000,000 California School Cash Reserve Program Authority
            Pool Bonds - Series 2002A                                           07/03/03     1.67     4,000,287    MIG-1      SP-1+




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   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date       Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----       -----    ------      -------   --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,695,000 Ceres, CA UFSD TRAN                                                 06/30/04     0.94%  $ 6,732,023               SP-1+
  5,000,000 Desert Sands, CA UFSD                                               06/30/04     0.92     5,028,650               SP-1+
  4,000,000 Kern County, CA TRAN                                                07/01/03     1.66     4,000,000               SP-1+
  6,000,000 Los Altos, CA School District TRAN                                  06/30/04     0.91     6,034,980               SP-1+
  1,000,000 Los Angeles County, CA UFSD TRAN - Series A                         07/01/03     1.65     1,000,000    MIG-1      SP-1+
  2,000,000 Los Angeles County, CA USFD TRAN - Series A                         07/01/04     0.94     2,021,100    MIG-1      SP-1+
  2,000,000 Los Angeles County, CA UFSD TRAN - Series C                         07/01/03     1.66     2,000,000    MIG-1      SP-1+
  3,000,000 Santa Cruz County, CA TRAN                                          07/01/03     1.67     3,000,000    MIG-1
  2,000,000 Tulare County, CA Visalia UFSD TRAN - Series 2003                   07/02/03     1.67     2,000,072               SP-1+
  3,000,000 Ventura County, CA TRAN - Series 2003-04                            07/01/04     0.90     3,017,820    MIG-1      SP-1+
-----------                                                                                         -----------
 43,695,000 Total Tax Exempt General Obligation Notes & Bonds                                        43,834,932
-----------                                                                                         -----------
Variable Rate Demand Instruments (c) (65.06%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,165,000 California Association for Bay Area Government Nonprofit Corp.
            LOC BNP Paribas                                                     10/01/27     0.95%  $ 1,165,000               A1
  4,600,000 California Association for Bay Area Government Nonprofit Corp.
            (Episcopal Homes Foundation Project)
            LOC Wells Fargo Bank, N.A.                                          02/01/25     1.05     4,600,000               A1+
  5,000,000 California Association for Bay Area Government Nonprofit Corp.
            (Valley Christian Schools)
            LOC Bank of America                                                 11/01/32     1.05     5,000,000   VMIG-1
  2,090,000 California EDFA (Fricke-Parks Press Inc. Project)
            LOC Wells Fargo Bank N.A.                                           05/01/23     1.10     2,090,000               A1
  6,130,000 California HFA RB P-Floats - PZ18
            Insured by AMBAC Indemnity Corp.                                    08/01/29     1.14     6,130,000               A1+
  1,000,000 California HFFA HRB (Adventist Hospital)
            LOC JPMorgan Chase                                                  09/01/25     0.97     1,000,000   VMIG-1
  2,300,000 California PCFA PCRB (Homestake Mining Company) - Series 1984A
            LOC Bank of Nova Scotia                                             05/01/04     0.92     2,300,000     P1
  3,300,000 California PCFA PCRB (Homestake Mining Company) - Series 1984B
            LOC Bank of Nova Scotia                                             05/01/04     0.92     3,300,000     P1
  3,000,000 California PCFA Solid Waste Disposal RB
            (Shell Oil Company - Martinez) - Series 1994A                       10/01/24     0.93     3,000,000   VMIG-1      A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2003
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date       Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----       -----    ------      -------   --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000 California State Department of Water Resources
            Power Supply RB - Series B-6
            LOC State Street Bank & Trust Company                               05/01/22     0.85%  $ 2,000,000   VMIG-1      A1+
  1,500,000 California State EDFA IDRB (Standard Abrasives Manufacturing Project)
            LOC Mellon Bank                                                     03/01/23     1.05     1,500,000               A1+
  4,855,000 California Statewide Communities Development Authority RB
            (Japanese American Museum) - Series A
            LOC Allied Irish Bank                                               08/01/30     1.00     4,855,000               A1
  2,000,000 California Statewide Communities Development Corporation
            (Karcher Properties)
            LOC Bayerische Hypovereinsbank, A.G.                                12/01/19     1.85     2,000,000   VMIG-1
  2,900,000 California Sweetwater Union High School District COPS
            Insured by FSA                                                      06/01/13     0.90     2,900,000   VMIG-1      A1
  1,220,000 Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
            Guaranteed by Federal Home Loan Mortgage Corporation                06/01/16     0.95     1,220,000   VMIG-1
  1,300,000 Colton, CA Redevelopment Agency 1985 Issue - Series A
            Guaranteed by Federal Home Loan Bank                                05/01/10     1.00     1,300,000               A1+
  2,910,000 Freemont, CA MHRB (Mission Well Project)
            LOC Bayerische Landesbank                                           09/01/14     0.95     2,910,000               A1+
  1,400,000 Golden Empire Schools Finance Authority (Kern High School Disctrict)
            LOC Bank of New York                                                12/01/24     0.92     1,400,000               A1+
  3,600,000 Golden Empire Schools Finance Authority (Kern High School Disctrict)
            LOC Bank of New York/California State Teachers Retirement System    08/01/31     1.00     3,600,000               A1+
  4,500,000 Irvine, CA Improvement Bond Act 1915 Assessment District #87-8
            LOC KBC Bank                                                        09/02/24     0.85     4,500,000   VMIG-1      A1
  3,650,000 Irvine, CA Improvement Bond Act 1915 Assessment District #89-10
            LOC Bayerische Hypovereinsbank, A.G.                                09/02/15     0.90     3,650,000   VMIG-1      A1+
  1,550,000 Irvine, CA Improvement Bond Act 1915 Assessment District #94-13
            (Oak Creek)
            LOC Canadian Imperial Bank of Commerce                              09/02/22     0.85     1,550,000   VMIG-1      A1+
  2,800,000 Irvine, CA Improvement Bond Act 1915 Assestment District #94-15
            LOC State Street Bank & Trust Company                               09/02/20     0.85     2,800,000   VMIG-1      A1+
  5,400,000 Irvine, CA Improvement Bond Act 1915 Assestment District #97-16
            LOC Societe Generale                                                09/02/22     0.85     5,400,000   VMIG-1      A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date       Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----       -----    ------      -------   --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,863,000 Irvine, CA Improvement Bond Act 1915 Assessment District #97-17
            LOC State Street Bank & Trust Company                               09/02/23     0.85%  $ 1,863,000   VMIG-1      A1+
  1,390,000 Irvine, CA Public Facility (Infrastructure Authority Lease Capital)
            LOC Bayerische Hypovereinsbank, A.G.                                11/01/10     1.20     1,390,000   VMIG-1      A1+
  2,500,000 Irvine, CA UFSD (Community Facilities District #01-01)
            LOC Bank of New York / California State Teachers Retirement System  09/01/38     0.85     2,500,000   VMIG-1
  1,950,000 Irvine Ranch, CA Water District Consolidated Bonds
            LOC Landesbank Hessen                                               10/01/10     0.85     1,950,000               A1+
  5,050,000 Los Angeles, CA
            (Department of Water and Power System) - Series 2001A               07/01/34     0.92     5,050,000   VMIG-1      A1+
  5,000,000 Los Angeles, CA
            (Department of Water and Power System) - Subseries A-6              07/01/35     0.85     5,000,000   VMIG-1      A1+
  1,500,000 Los Angeles, CA Housing Authority MHRB
            (Malibu Meadows Project) - Series 1998B
            Collateralized by Federal National Mortgage Association             04/15/28     0.87     1,500,000               A1+
  2,500,000 Los Angeles, CA IDA (P&C Poultry Distributors) (d)
            LOC Comerica Bank                                                   06/01/23     1.20     2,500,000
  1,050,000 Los Angeles, CA IDRB
            (Cereal Food Processors, Inc. Project) - Series 1995
            LOC Commerce Bank                                                   12/01/05     1.05     1,050,000               A1
  1,410,000 Los Angeles, CA MHRB
            Guaranteed by Federal Home Loan Bank                                12/01/10     0.95     1,410,000               A1+
  2,465,000 Los Angeles, CA MHRB (Tri-City Project)
            LOC Citibank, N.A.                                                  11/01/31     0.92     2,465,000               A1+
  2,500,000 M-S-R Public Power Agency, CA (San Juan Project) - Series D
            Insured by MBIA Insurance Corp.                                     07/01/18     1.05     2,500,000   VMIG-1      A1+
  3,000,000 Northern California Power Agency RB
            (Hydroelectric Project #1) - Series B
            Insured by MBIA Insurance Corp.                                     07/01/23     0.95     3,000,000               A1
  4,000,000 Orange County, CA Apartment Development RB Issue G 1998 - Series 2
            Collateralized by Federal National Mortgage Association             11/15/28     0.87     4,000,000               A1+
  5,000,000 Orange County, CA Apartment Development RB
            (Vintage Woods) - Issue H
            Collateralized by Federal National Mortgage Association             11/15/28     0.87     5,000,000               A1+






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2003
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date       Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----       -----    ------      -------   --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000 Orange County, CA Improvement Bonds
            (Irvine Coast Assessment District # 88-1)
            LOC Societe Generale                                                09/02/18     1.00%  $ 1,000,000   VMIG-1      A1+
  3,700,000 Orange County, CA Sanitation District COPS - Series 1-3, 5-7, & 11
            Insured by AMBAC Indemnity Corp.                                    08/01/13     0.85     3,700,000   VMIG-1      A1+
    545,000 Orange County, CA Sanitation District COPS                          08/01/29     0.85       545,000   VMIG-1      A1+
    700,000 Puerto Rico Commonwealth Infrastructure Financing Authority         10/01/34     0.95       700,000               A1+
  1,400,000 Rancho Mirage, CA Joint Powers Financial Authority RB
            (Eisenhower Medical Center) - Series 2001A
            LOC Bank of New York                                                01/01/26     0.95     1,400,000   VMIG-1      A1+
  5,870,000 Sacramento County, CA Sanitation District Finance Authority
            (Sacramento Regional) - Series C
            LOC Credit Agricole                                                 12/01/30     0.95     5,870,000   VMIG-1      A1+
  3,000,000  San Diego, CA COPS (San Diego Museum of Art)
            LOC Allied Irish Bank                                               09/01/30     1.10     3,000,000   VMIG-1
  5,000,000 San Francisco, CA (Filmore Center A-1)
            LOC Credit Suisse First Boston                                      12/01/17     0.95     5,000,000               A1+
  1,675,000 Santa Clara County, CA MHRB
            (Grove Garden Apartments) - Series 1997A
            Collateralized by Federal National Mortgage Association             02/15/27     0.87     1,675,000               A1+
  6,942,000 Southeast California Resource Recovery Facility Authority
            Lease Revenue Refunding Bonds - Series 1995A
            LOC JPMorgan Chase / State Street Bank & Trust Company              12/01/18     0.92     6,942,000   VMIG-1      A1+
  2,000,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2000A
            Insured by FSA                                                      07/01/23     0.95     2,000,000   VMIG-1      A1+
  3,000,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2001A
            Insured by FSA                                                      07/01/21     0.95     3,000,000   VMIG-1      A1+
  3,000,000 State of California GO RB
            Insured by FGIC                                                     09/01/21     1.01     3,000,000               A1+
  1,800,000 Vallejo, CA Housing Authority MHRB - Series C
            LOC Dresdner Bank                                                   01/01/08     0.98     1,800,000   VMIG-1





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date       Yield   (Note 1)     Moody's   & Poor's
   ------                                                                         ----       -----    ------      -------   --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,900,000 West Basin Municipal Water District COPS
             (Recycled Water Project-Phase III)
             LOC Bayerische Hypovereinsbank, A.G.                               08/01/29     1.00%  $  1,900,000  VMIG-1      A1+
   1,100,000 Western Riverside County, CA Regional Wastewater
             Authority RB (Wastewater Treatment)
             LOC National Westminister Bank PLC                                 04/01/28     0.85      1,100,000  VMIG-1      A1+
------------                                                                                        ------------
 153,980,000 Total Variable Rate Demand Instruments                                                  153,980,000
------------                                                                                        ------------
Variable Rate Demand Instruments - Private Placements (c) (1.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,040,000 Redevelopment Agency of The City of Morgan Hill
             (Kent Trust Project) - Series 1984B
             LOC Comerica Bank                                                  12/01/14     2.00%  $  2,040,000    P1        A1
   1,070,000 Redevelopment Agency of The City of Morgan Hill
             (Nob Hill Venture Investments) - Series 1984
             LOC Wells Fargo Bank, N.A.                                         12/01/09     2.00      1,070,000    P1        A1+
------------                                                                                        ------------
   3,110,000 Total Variable Rate Demand Instruments - Private Placements                               3,110,000
------------                                                                                        ------------
             Total Investments (104.10%) (Cost $246,393,553+)                                        246,393,553
             Liabilities in excess of cash and other assets (-4.10%)                                (  9,709,350)
                                                                                                    ------------
             Net Assets (100.00%)                                                                   $236,684,203
                                                                                                    ============
             Net Asset Value, offering and redemption price per share:
             Class A Shares,  170,756,521 Shares Outstanding (Note 3)                               $       1.00
                                                                                                    ============
             Class B Shares,   21,728,510 Shares Outstanding (Note 3)                               $       1.00
                                                                                                    ============
             Liquidity Shares, 44,577,671 Shares Outstanding (Note 3)                               $       1.00
                                                                                                    ============

             +  Aggregate cost for federal income tax purposes is identical.














--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2003
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

KEY:
     COPS     =   Certificates of Participation               LOC      =   Letter of Credit
     EDFA     =   Economic Development Finance Authority      MHRB     =   Multi-Family Housing Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company        MTA      =   Metropolitan Transit Authority
     FSA      =   Financial Securities Assurance              PFC      =   Public Finance Corporation
     GO       =   General Obligation                          PCFA     =   Pollution Control Finance Authority
     HFA      =   Housing Finance Authority                   PCRB     =   Pollution Control Revenue Bond
     HFFA     =   Health Facility Finance Authority           RB       =   Revenue Bond
     HRB      =   Hospital Revenue Bond                       TOPS     =   Tender Option Puts
     IDA      =   Industrial Development Authority            TRAN     =   Tax and Revenue Anticipation Note
     IDRB     =   Industrial Development Revenue Bond         UFSD     =   Unified School District











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)
================================================================================








INVESTMENT INCOME

Income:
   Interest.....................................................................      $         1,333,093
                                                                                       ------------------
Expenses: (Note 2)
   Investment management fee....................................................                  358,476
   Administration fee...........................................................                  250,933
   Distribution fee (Liquidity Shares)..........................................                  105,186
   Shareholder servicing fee (Class A)..........................................                  169,923
   Shareholder servicing fee (Liquidity Shares).................................                   58,437
   Custodian expenses...........................................................                    7,858
   Shareholder servicing and related shareholder expenses+......................                   76,192
   Legal, compliance and filing fees............................................                   53,446
   Audit and accounting.........................................................                   64,659
   Directors' fees..............................................................                    4,566
   Other........................................................................                    4,308
                                                                                       ------------------
     Total expenses.............................................................                1,153,984
     Less: Expenses paid indirectly (Note 2)....................................      (             1,140)
           Fees waived (Note 2).................................................      (           161,186)
                                                                                       ------------------
     Net expenses...............................................................                  991,658
                                                                                       ------------------
Net investment income...........................................................                  341,435

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                   36,906
                                                                                       ------------------
Increase in net assets from operations..........................................      $           378,341
                                                                                       ==================



+ Include class specific transfer agency expenses of $55,225 and $3,347 for Class A and Class B shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                         Six Months
                                                                            Ended                        Year
                                                                        June 30, 2003                    Ended
                                                                         (Unaudited)               December 31, 2002
                                                                       ---------------             -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................      $        341,435            $       1,220,569
     Net realized gain (loss) on investments....................                36,906                        6,254
                                                                       ---------------             ----------------
Increase in net assets from operations..........................               378,341                    1,226,823


Dividends to shareholders from net investment income:
     Class A....................................................      (        213,307)*          (         975,614)*
     Class B....................................................      (         52,465)*          (         186,598)*
     Liquidity Shares...........................................      (         57,570)*          (          19,857)*
Capital share transactions (Note 3):
     Class A....................................................             8,525,241            (      23,175,911)
     Class B....................................................      (      3,095,313)                   5,048,645
     Liquidity Shares...........................................      (      5,335,658)                  49,913,329
                                                                       ---------------             ----------------
     Total increase (decrease)..................................               149,269                   31,830,817
Net assets:
     Beginning of period........................................           236,534,934                  204,704,117
                                                                       ---------------             ----------------
     End of period..............................................      $    236,684,203            $     236,534,934
                                                                       ===============             ================
     Undistributed net investment income........................      $        141,696            $         123,602
                                                                       ===============             ================


* Designated as exempt-interest dividends for federal income tax purposes.












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and California Tax Exempt Liquidity Fund ("Liquidity shares"). The Class A and Liquidity shares are subject to a service fee pursuant to the Distribution and Service Plan. The Liquidity shares are also subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Liquidity shares commenced on November 22, 2002 (formerly CIBC World Markets California Tax Exempt Fund shares; redesignated California Tax Exempt Liquidity Fund Shares on May 27, 2003). The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to Class A and Liquidity shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the average daily net assets with respect to the Class A shares and a service fee of .25% with respect to the Liquidity shares. In addition, the Distributor receives .45% per annum in distribution fees of the Liquidity share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan with respect only to Class A shares.

For the period ended June 30, 2003, the Manager voluntarily waived investment management and administration fees of $30,000 and $26,954, respectively. During the same period, the Distributor voluntarily waived shareholder servicing fees of $1,998 and $58,437 for Class A and the Liquidity shares, respectively and distribution fees of $43,797 for the Liquidity shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $48,447 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Included under the same caption are expense offsets of $1,140.

3.  Capital  Stock

At June 30, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $237,062,702. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months
                                                     Ended                             Year
                                                 June 30, 2003                         Ended
Class A                                           (Unaudited)                    December 31, 2002
-------                                            ---------                     -----------------
Sold...................................            200,673,662                       509,624,602
Issued on reinvestment of dividends....                181,296                           850,333
Redeemed...............................         (  192,329,717)                   (  533,650,846)
                                                 -------------                     -------------
Net increase (decrease)................              8,525,241                    (   23,175,911)
                                                 =============                     =============






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock (Continued)

                                                  Six Months
                                                     Ended                             Year
                                                 June 30, 2003                         Ended
Class B                                           (Unaudited)                    December 31, 2002
-------                                            ---------                     -----------------
Sold...................................             83,813,675                        240,483,994
Issued on reinvestment of dividends....                 46,889                            185,527
Redeemed...............................         (   86,955,877)                    (  235,620,876)
                                                 -------------                      -------------
Net (decrease) increase................         (    3,095,313)                         5,048,645
                                                 =============                      =============



                                                  Six Months
                                                    Ended                         November 22, 2002
                                                 June 30, 2003              (Commencement of Offering) to
Liquidity Shares                                  (Unaudited)                     December 31, 2002
----------------                                   ---------                      -----------------
Sold...................................            170,643,232                         78,886,414
Issued on reinvestment of dividends....                 50,028                             25,714
Redeemed...............................         (  176,028,918)                    (   28,998,799)
                                                 -------------                      -------------
Net (decrease) increase................         (    5,335,658)                        49,913,329
                                                 =============                      =============


4. Tax Information

At December 31, 2002, the Fund had for federal income tax purposes, capital losses of $554,884, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009. In addition, the Fund had $2,216 of capital losses realized after October 31, 2002, which were deferred for federal income tax purposes to the first day of the following year.

At December 31, 2002, the undistributed tax-exempt income for income tax purposes amounted to $123,602.


5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 70% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6. Financial Highlights

                                                 Six Months
                                                    Ended                         Year Ended December 31,
Class A                                         June 30, 2003  ------------------------------------------------------------
-------                                          (Unaudited)     2002         2001         2000         1999         1998
                                                  ---------    --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  ---------    --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income......................      0.001        0.005        0.016        0.027        0.022        0.025
Less distributions:
    Dividends from net investment income.......   (  0.001)    (  0.005)    (  0.016)    (  0.027)    (  0.022)    (  0.025)
                                                  ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period.................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  =========    =========    ========     ========     ========     ========
Total Return...................................      0.12%(a)     0.55%        1.57%        2.75%        2.25%        2.48%
Ratios/Supplemental Data
Net assets, end of period (000)................   $ 170,484    $ 161,935    $ 184,975    $ 198,530    $ 233,890    $ 209,916
Ratios to average net assets:
  Expenses, net of fees waived (b).............      0.85%(c)     0.86%        0.79%        0.85%        0.86%        0.88%
  Net investment income.......................       0.27%(c)     0.57%        1.60%        2.67%        2.23%        2.43%
  Management and administration fees waived....      0.05%(c)     0.14%        0.04%        0.00%        0.00%        0.01%
  Expenses paid indirectly.....................      0.00%(c)     0.00%        0.00%        0.00%        0.00%        0.00%

                                                 Six Months
                                                    Ended                         Year Ended December 31,
Class B                                         June 30, 2003  ------------------------------------------------------------
-------                                          (Unaudited)     2002         2001         2000         1999         1998
                                                  ---------    --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                  ---------    --------     --------     --------     --------     --------
Income from investment operations:
    Net investment income......................      0.002        0.008        0.018        0.030        0.025        0.027
Less distributions:
    Dividends from net investment income.......   (  0.002)   (   0.008)    (  0.018)    (  0.030)    (  0.025)    (  0.027)
                                                  ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period.................   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                  =========    =========    ========     ========     ========     ========
Total Return...................................      0.24%(a)     0.77%        1.79%        2.99%        2.49%        2.76%
Ratios/Supplemental Data
Net assets, end of period......................   $  21,694    $  24,778    $  19,729    $ 374,920    $ 206,604    $  30,190
Ratios to average net assets:
  Expenses, net of fees waived (b).............      0.63%(c)     0.64%        0.58%        0.62%        0.62%        0.60%
  Net investment income........................      0.48%(c)     0.78%        1.92%        2.97%        2.61%        2.72%
  Management and administration fees waived          0.05%(c)     0.14%        0.04%        0.00%        0.00%        0.01%
  Expenses paid indirectly.....................      0.00%(c)     0.00%        0.00%        0.00%        0.00%        0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)

                                                         Six Months
                                                            Ended             November 22, 2002
                                                        June 30, 2003   (Commencement of Offering) to
Liquidity Shares                                         (Unaudited)          December 31, 2002
----------------                                          ---------           -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................    $  1.00                  $  1.00
                                                          ---------                ---------
Income from investment operations:
    Net investment income.............................       0.001                    0.000
Less distributions:
    Dividends from net investment income..............    (  0.001)                (  0.000)
                                                          ---------                ---------
Net asset value, end of period........................    $  1.00                  $  1.00
                                                          =========                =========
Total Return..........................................       0.12%(a)                 0.04%(a)
Ratios/Supplemental Data
Net assets, end of period (000).......................    $  44,506                $  49,822
Ratios to average net assets:
  Expenses, net of fees waived (b)....................       0.86%(c)                 0.84%(c)
  Net investment income...............................       0.26%(c)                 0.50%(c)
  Management and administration fees waived...........       0.05%(c)                 0.14%(c)
  Shareholder servicing and distribution fees waived..       0.44%(c)                 0.44%(c)
  Expenses paid indirectly............................       0.00%(c)                 0.00%(c)


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                           June 30, 2003+

---------------------- --------------- --------------- ---------------------------- ---------------------- ---------------

                        Position(s)    Term of Office   Principal Occupation(s)     Number of Portfolios       Other
   Name, Address1,       Held with     and Length of          During Past              in Fund Complex     Directorships
       and Age              Fund        Time Served             5 Years             Overseen by Director      held by
                                                                                         or Officer           Director
---------------------- --------------- --------------- ---------------------------- ---------------------- ---------------
Disinterested Directors:
---------------------- --------------- --------------- ---------------------------- ---------------------- ---------------

 Dr. W. Giles  Mellon     Director          1987       Professor Emeritus of        Director/Trustee of         N/A
 Age 72                                                Business Administration      ten other portfolios
                                                       in the Graduate School of
                                                       Management, Rutgers
                                                       University, with which he
                                                       has been associated since
                                                       1966.
---------------------- --------------- --------------- ---------------------------- ---------------------- ---------------

Robert Straniere, Esq.,   Director          1987       Owner, Straniere Law Firm    Director/Trustee of    WPG Funds Group
Age 62                                                 since 1980,NYS Assemblyman   ten other portfolios
                                                       since 1981 and counsel at
                                                       Fisher, Fisher & Berger
                                                       since 1995.
---------------------- --------------- --------------- ---------------------------- ---------------------- ---------------

Dr. Yung Wong,            Director          1987       Managing Director of         Director/Trustee of         N/A
Age 64                                                 Abacus Associates, an        ten other portfolios
                                                       investment firm, since
                                                       1996.
---------------------- --------------- --------------- ---------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of California Daily Tax Free Income Fund, Inc. (the "Fund") is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                  Directors and Officers Information
                                                      June 30, 2003+ (continued)
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

                         Position(s)    Term of Office   Principal Occupation(s)    Number of Portfolios       Other
   Name, Address1,       Held with     and Length of          During Past              in Fund Complex     Directorships
       and Age              Fund        Time Served             5 Years            Overseen by Director       held by
                                                                                        or Officer            Director
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Interested Directors/Officers:
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

Steven W. Duff,        President and        1994       Manager and President of    Director/Trustee            N/A
Age 49                 Director2                       Reich & Tang Asset          and/or Officer of
                                                       Management, LLC ("RTAM,     fifteen other
                                                       LLC"), a registered         portfolios
                                                       Investment Advisor.
                                                       Associated with RTAM, LLC
                                                       since 1994.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

Richard De Sanctis,    Treasurer and        1992       Executive Vice President,   Officer of fifteen          N/A
Age 46                 Assistant                       CFO and Treasurer of        other portfolios
                       Secretary                       RTAM, LLC.  Associated
                                                       with RTAM, LLC Since 1990.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

Molly Flewharty,       Vice President       1987       Senior Vice President of    Officer of fifteen          N/A
Age 52                                                 RTAM, LLC. Associated       other portfolios
                                                       with RTAM, LLC since 1977.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

Rosanne Holtzer,       Secretary and        1998       Senior Vice President of    Officer of fifteen          N/A
Age 39                 Assistant                       RTAM, LLC.  Associated      other portfolios
                       Treasurer                       with RTAM, LLC since 1986.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

Lesley M. Jones,       Vice President       1987       Senior Vice President of    Officer of nine             N/A
Age 55                                                 RTAM, LLC. Associated       other portfolios
                                                       with RTAM, LLC since 1973.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

Dana E. Messina,       Vice President       1989       Executive Vice President    Officer of twelve           N/A
Age 46                                                 of RTAM, LLC.  Associated   other portfolios
                                                       with RTAM, LLC since 1980.
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

+ The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of California Daily Tax Free Income Fund, Inc. (the "Fund") is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.











                    Semi-Annual Report
                       June 30, 2003
                        (Unaudited)
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





CA06/03S

--------------------------------------------------------------------------------

Item 2:    Code of Ethics

Not applicable at this time.

Item 3:    Audit Committee Financial Expert

Not applicable at this time.

Item 4:    Principal Accountant Fees and Services

Not applicable at this time.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 10:   Exhibits

(a)(1)   Not applicable at this time.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.